Business (First Aviation Services, Inc. [Member])	12 Months Ended
Dec. 31, 2011
First Aviation Services, Inc. [Member]
Business
1. Business

First Aviation Services Inc. ("First Aviation"), through its wholly-owned subsidiaries, FAVS, Inc., Aerospace Products International, Inc. ("API"), Aerospace Products International, Ltd. ("Canada") ("API Ltd."), API Asia Pacific, Inc. ("API Asia Pacific"), Aviation Supply Inc. ("Aviation Supply), formerly known as API Europe, Ltd., API China, Inc. ("API China"), Aerospace Turbine Rotables, Inc. ("AeTR"), and Piedmont Propulsion Systems, LLC ("PPS") (collectively the "Company"), is one of the leading suppliers of products and services to the aerospace industry worldwide; including the provisioning of aircraft parts and components, and supply chain management services. The Company also performs overhaul and repair services for a variety of aircraft components. The Company has its headquarters in Westport, Connecticut.